ORGANIZATION AND DESCRIPTION OF BUSINESS (Tables)	12 Months Ended
Dec. 31, 2012
ORGANIZATION AND DESCRIPTION OF BUSINESS
Schedule of percentage of legal ownership

As of December 31, 2012, the Company’s subsidiaries are as follows:

Name	Date of incorporation/ acquisition	Place of incorporation	Equity interest holder	Percentage of legal ownership
FSHL	June 12, 2006	BVI	WSP Holdings	100%
WSP China	November 17, 1999	PRC	FSHL	100%
Liaoyang Seamless Oil Pipes Co., Ltd. (“Liaoyang Seamless”)	April 7, 2008	PRC	FSHL	70%
Songyuan Seamless Oil Pipes Co., Ltd. (“Songyuan Seamless”)	April 15, 2008	PRC	WSP China	100%
Houston OCTG Group, Inc. (“Houston OCTG”)	April 1, 2008	United States	FSHL	100%
Tuoketuo County Mengfeng Special Steel Co., Ltd. (“Mengfeng”).	July 24, 2008	PRC	WSP China	100%
Bazhou Seamless Oil Pipes Co., Ltd. (“Bazhou Seamless”)	October 14, 2008	PRC	WSP China	100%
WSP Pipe Company Limited (“WSP Pipe”)	November 16, 2009	Thailand	FSHL	100%